UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                       Oppenheimer Rochester National Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.0%
------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.2%
$          180,000  AL IDA Solid Waste Disposal (Pine City Fiber Company)           6.450%       12/01/2023     $      178,906
------------------------------------------------------------------------------------------------------------------------------
         7,750,000  Butler, AL IDB (James River Corp. of VA)                        8.000        09/01/2028          7,968,008
------------------------------------------------------------------------------------------------------------------------------
         2,350,000  Huntsville, AL Special Care Facilities Financing Authority
                    (Carlton Cove)                                                  8.125        11/15/2031          1,296,918
------------------------------------------------------------------------------------------------------------------------------
         2,250,000  Rainbow City, AL Special Health Care Facilities
                    Financing Authority (Regency Pointe)                            8.250        01/01/2031          2,197,575
                                                                                                                 -------------
                                                                                                                    11,641,407
------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.0%
           155,000  AK Northern Tobacco Securitization Corp. (TASC)                 5.500        06/01/2029            136,290
------------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.0%
         7,000,000  AZ Health Facilities Authority (American Baptist Estates)       7.750        11/15/2033          7,033,110
------------------------------------------------------------------------------------------------------------------------------
         1,355,000  Gila County, AZ IDA (Asarco, Inc.)                              5.550        01/01/2027            883,040
------------------------------------------------------------------------------------------------------------------------------
            55,000  Maricopa County, AZ IDA (Sun King Apartments)                   6.750        11/01/2018             47,479
------------------------------------------------------------------------------------------------------------------------------
           440,000  Maricopa County, AZ IDA (Sun King Apartments)                   6.750        05/01/2031            353,654
------------------------------------------------------------------------------------------------------------------------------
         2,000,000  Phoenix, AZ IDA (America West Airlines)                         6.250        06/01/2019          1,639,440
                                                                                                                 -------------
                                                                                                                     9,956,723
------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.0%
            20,000  Little River County, AR (Georgia-Pacific Corp.)                 5.600        10/01/2026             18,208
------------------------------------------------------------------------------------------------------------------------------
             5,000  Pope County, AR Pollution Control
                    (Arkansas Power & Light Company)                                6.300        11/01/2020              5,004
                                                                                                                 -------------
                                                                                                                        23,212
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--9.6%
         5,000,000  CA CDA (East Valley Tourist)                                    9.250        10/01/2020          5,111,900
------------------------------------------------------------------------------------------------------------------------------
        19,000,000  CA CDA (East Valley Tourist)                                   11.000        10/01/2020         19,109,250
------------------------------------------------------------------------------------------------------------------------------
         3,000,000  CA CDA (Elder Care Alliance)                                    8.250        11/15/2032          2,973,330
------------------------------------------------------------------------------------------------------------------------------
           680,000  CA County Tobacco Securitization Agency (TASC)                  5.750        06/01/2029            634,120
------------------------------------------------------------------------------------------------------------------------------
           595,000  CA County Tobacco Securitization Agency (TASC)                  5.875        06/01/2035            524,998
------------------------------------------------------------------------------------------------------------------------------
         1,425,000  CA County Tobacco Securitization Agency (TASC)                  6.000        06/01/2038          1,276,316
------------------------------------------------------------------------------------------------------------------------------
            15,000  CA County Tobacco Securitization Agency (TASC)                  6.000        06/01/2042             13,394
------------------------------------------------------------------------------------------------------------------------------
             5,000  CA EFA (Loyola University)                                      6.000        10/01/2014              5,017
------------------------------------------------------------------------------------------------------------------------------
         3,625,000  CA Golden State Tobacco Securitization Corp.                    6.250        06/01/2033          3,536,659
------------------------------------------------------------------------------------------------------------------------------
         3,500,000  CA Golden State Tobacco Securitization Corp.                    6.625        06/01/2040          3,401,405
------------------------------------------------------------------------------------------------------------------------------
         7,085,000  CA Golden State Tobacco Securitization Corp.                    6.750        06/01/2039          6,957,895
------------------------------------------------------------------------------------------------------------------------------
         6,800,000  CA Golden State Tobacco Securitization Corp. RITES i           17.798 r      06/01/2043          7,957,360
------------------------------------------------------------------------------------------------------------------------------
            20,000  CA Health Facilities Financing Authority
                    (Small Facilities Loan), Series A                               6.700        03/01/2011             20,048
------------------------------------------------------------------------------------------------------------------------------
         5,000,000  CA Valley Health System COP                                     6.875        05/15/2023          3,997,300
------------------------------------------------------------------------------------------------------------------------------
         1,535,000  Lathrop, CA Special Tax Community Facilities
                    District No. 03-2                                               7.000        09/01/2033          1,551,240

9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      19,000,000  Los Angeles, CA Regional Airports Improvement Corp.
                   (American Airlines)                                              7.500%       12/01/2024     $   18,951,550
------------------------------------------------------------------------------------------------------------------------------
        7,025,000  Los Angeles, CA Regional Airports Improvement Corp.
                   (Delta-Continental Airlines)                                     9.250        08/01/2024          7,228,514
------------------------------------------------------------------------------------------------------------------------------
        2,330,000  Northern CA Tobacco Securitization Authority (TASC)              5.375        06/01/2041          1,895,735
------------------------------------------------------------------------------------------------------------------------------
          120,000  Northern CA Tobacco Securitization Authority (TASC),
                   Series B                                                         5.000        06/01/2028            107,628
------------------------------------------------------------------------------------------------------------------------------
        5,000,000  Southern CA Tobacco Securitization Authority (TASC)              5.500        06/01/2036          4,459,450
------------------------------------------------------------------------------------------------------------------------------
        5,050,000  Southern CA Tobacco Securitization Authority (TASC)              5.625        06/01/2043          4,271,442
------------------------------------------------------------------------------------------------------------------------------
        1,255,000  Southern CA Tobacco Securitization Authority (TASC)              6.000        06/01/2043          1,112,445
                                                                                                                 -------------
                                                                                                                    95,096,996
------------------------------------------------------------------------------------------------------------------------------
 COLORADO--0.7%
        7,000,000  Lincoln Park, CO Metropolitan District                           7.750        12/01/2026          7,390,670
------------------------------------------------------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA--1.5%
       10,165,000  District of Columbia Tobacco Settlement Financing Corp.          6.750        05/15/2040          9,981,318
------------------------------------------------------------------------------------------------------------------------------
        4,575,000  Metropolitan Washington, D.C. Airport Authority ROLs i          17.460 r      10/01/2032          5,149,529
                                                                                                                 -------------
                                                                                                                    15,130,847
------------------------------------------------------------------------------------------------------------------------------
FLORIDA--9.0%
        7,625,000  Bonnet Creek, FL Resort Community Devel.
                   District Special Assessment                                      7.500        05/01/2034          8,106,976
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)             8.000        06/01/2022          2,046,520
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Fishhawk, FL Community Devel. District Special Assessment        7.625        05/01/2018          1,066,530
------------------------------------------------------------------------------------------------------------------------------
        8,410,000  FL Capital Projects Finance Authority CCRC
                   (Glenridge on Palmer Ranch)                                      8.000        06/01/2032          8,633,790
------------------------------------------------------------------------------------------------------------------------------
          720,000  FL Capital Trust Agency (American Opportunity)                   8.250        12/01/2038            694,483
------------------------------------------------------------------------------------------------------------------------------
        9,000,000  FL Capital Trust Agency (Seminole Tribe Convention)              8.950        10/01/2033         10,592,010
------------------------------------------------------------------------------------------------------------------------------
        3,800,000  FL Capital Trust Agency (Seminole Tribe Convention)             10.000        10/01/2033          4,728,378
------------------------------------------------------------------------------------------------------------------------------
        5,000,000  FL Capital Trust Agency, FL Multifamily Affordable Hsg.,
                   Series C                                                         8.125        10/01/2038          4,927,900
------------------------------------------------------------------------------------------------------------------------------
          260,000  FL HFA (Multifamily Hsg.), Series I                              6.625        07/01/2028            227,620
------------------------------------------------------------------------------------------------------------------------------
          690,000  FL HFA (Multifamily Hsg.), Series I-1                            6.100        01/01/2009            679,650
------------------------------------------------------------------------------------------------------------------------------
        1,680,000  FL HFC (Tallahassee Augustine Club Apartments)                   8.250        10/01/2030          1,635,631
------------------------------------------------------------------------------------------------------------------------------
          665,000  Grand Haven, FL Community Devel. District
                   Special Assessment, Series B                                     6.900        05/01/2019            677,702
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  Hillsborough County, FL IDA (National Gypsum Company)            7.125        04/01/2030          2,159,880
------------------------------------------------------------------------------------------------------------------------------
        4,500,000  Jacksonville, FL Health Facilities Authority ROLs i             17.610 r      11/15/2032          5,006,610
------------------------------------------------------------------------------------------------------------------------------
       12,810,000  Martin County, FL IDA (Indiantown Cogeneration)                  7.875        12/15/2025         13,286,532
------------------------------------------------------------------------------------------------------------------------------
          625,000  Martin County, FL IDA (Indiantown Cogeneration)                  8.050        12/15/2025            648,625
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Miami Beach, FL Health Facilities Authority
                   (Mt. Sinai Medical Center)                                       6.700        11/15/2019          1,023,990


10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$         500,000  Miami Beach, FL Health Facilities Authority
                   (Mt. Sinai Medical Center)                                       6.800%       11/15/2031     $      509,460
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  Miami, FL Health Facilities Authority (Mercy Hospital) IRS       9.290 r      08/15/2015          2,143,720
------------------------------------------------------------------------------------------------------------------------------
       10,000,000  Reunion East, FL Community Devel. District, Series A             7.375        05/01/2033         10,603,400
------------------------------------------------------------------------------------------------------------------------------
          250,000  Sanford, FL Airport Facilities Authority
                   (Central Florida Terminals)                                      7.300        05/01/2004            245,995
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  Sanford, FL Airport Facilities Authority
                   (Central Florida Terminals)                                      7.500        05/01/2010          1,581,080
------------------------------------------------------------------------------------------------------------------------------
        2,880,000  Sanford, FL Airport Facilities Authority
                   (Central Florida Terminals)                                      7.500        05/01/2015          2,171,174
------------------------------------------------------------------------------------------------------------------------------
          500,000  Sanford, FL Airport Facilities Authority
                   (Central Florida Terminals)                                      7.500        05/01/2021            364,055
------------------------------------------------------------------------------------------------------------------------------
        6,625,000  Sanford, FL Airport Facilities Authority
                   (Central Florida Terminals)                                      7.750        05/01/2021          4,866,129
------------------------------------------------------------------------------------------------------------------------------
          980,000  Tampa Palms, FL Open Space & Transportation CDD                  7.500        05/01/2018          1,021,062
                                                                                                                --------------
                                                                                                                    89,648,902
------------------------------------------------------------------------------------------------------------------------------
 GEORGIA--2.3%
        3,605,000  Augusta, GA Hsg. Rehabilitation Agency (Bon Air)                 7.500        03/01/2014          3,648,116
------------------------------------------------------------------------------------------------------------------------------
          370,000  Columbus, GA Hsg. Authority
                   (Columbus Gardens Elderly Hsg.)                                  8.250        01/01/2024            370,725
------------------------------------------------------------------------------------------------------------------------------
          285,000  Fulton County, GA Devel. Authority (Delta Airlines)              5.450        05/01/2023            189,668
------------------------------------------------------------------------------------------------------------------------------
        3,785,000  Rockdale County, GA Devel. Authority (Visy Paper)                7.400        01/01/2016          3,801,843
------------------------------------------------------------------------------------------------------------------------------
       13,100,000  Rockdale County, GA Devel. Authority (Visy Paper)                7.500        01/01/2026         13,144,933
------------------------------------------------------------------------------------------------------------------------------
          425,000  Savannah, GA EDA (Skidway Health & Living Services)              7.400        01/01/2024            429,892
------------------------------------------------------------------------------------------------------------------------------
        1,700,000  Savannah, GA EDA (Skidway Health & Living Services)              7.400        01/01/2034          1,719,567
------------------------------------------------------------------------------------------------------------------------------
           35,000  Savannah, GA EDA (Stone Container Corp. Project)                 7.400        04/01/2026             35,804
                                                                                                                --------------
                                                                                                                    23,340,548
------------------------------------------------------------------------------------------------------------------------------
 HAWAII--1.4%
        2,125,000  HI Department of Budget & Finance RITES i                       15.923 r      09/01/2032          2,278,978
------------------------------------------------------------------------------------------------------------------------------
        8,000,000  HI Department of Budget & Finance Special Purpose
                   (Kahala Nui)                                                     8.000        11/15/2033          8,010,560
------------------------------------------------------------------------------------------------------------------------------
        3,285,000  HI Department of Transportation (Continental Airlines)           7.000        06/01/2020          3,159,644
                                                                                                                --------------
                                                                                                                    13,449,182
------------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--5.8%
        8,000,000  Centerpoint, IL Intermodal Center Program                        8.000        06/15/2023          7,991,040
------------------------------------------------------------------------------------------------------------------------------
          750,000  Chicago, IL O'Hare International Airport
                   (American Airlines)                                              8.200        12/01/2024            622,500
------------------------------------------------------------------------------------------------------------------------------
        8,050,000  Chicago, IL O'Hare International Airport RITES i                19.478 r      01/01/2029         11,593,288
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  Chicago, IL O'Hare International Airport ROLs i                 16.450 r      01/01/2034          2,021,400
------------------------------------------------------------------------------------------------------------------------------
       23,500,000  IL DFA (Citgo Petroleum Corp.)                                   8.000        06/01/2032         25,099,175
------------------------------------------------------------------------------------------------------------------------------
        1,500,000  IL Health Facilities Authority                                   6.900        11/15/2033          1,499,790



11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------



       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$       2,125,000  IL Health Facilities Authority RITES i                          16.219% r     02/15/2025     $    2,396,023
------------------------------------------------------------------------------------------------------------------------------
           10,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A            7.100        07/01/2026             10,070
------------------------------------------------------------------------------------------------------------------------------
          500,000  Peoria, IL Hsg. (Peoria Oak Woods Apartments)                    7.750        10/15/2033            499,910
------------------------------------------------------------------------------------------------------------------------------
        5,918,972  Robbins, IL Res Rec (Robbins Res Rec Partners)                   7.250        10/15/2009          4,202,472
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  Robbins, IL Res Rec (Robbins Res Rec Partners)                   7.250        10/15/2024          1,350,000
                                                                                                                --------------
                                                                                                                    57,285,668
------------------------------------------------------------------------------------------------------------------------------
 INDIANA--2.7%
        1,690,000  IN Health Facilities Financing Authority RITES i                17.671 r      11/01/2031          1,861,636
------------------------------------------------------------------------------------------------------------------------------
        2,500,000  IN Health Facilities Financing Authority RITES i                17.695 r      11/01/2031          2,753,900
------------------------------------------------------------------------------------------------------------------------------
        4,800,000  Indianapolis, IN Airport (Federal Express Corp.)                 7.100        01/15/2017          5,011,008
------------------------------------------------------------------------------------------------------------------------------
       17,500,000  North Manchester, IN (Estelle Peabody Memorial Home)             7.250        07/01/2033         17,665,900
                                                                                                                --------------
                                                                                                                    27,292,444
------------------------------------------------------------------------------------------------------------------------------
 IOWA--2.0%
       15,500,000  IA Tobacco Settlement Authority (TASC)                           5.300        06/01/2025         13,392,000
------------------------------------------------------------------------------------------------------------------------------
        6,955,000  IA Tobacco Settlement Authority (TASC), Series B                 5.600        06/01/2035          6,009,676
                                                                                                                --------------
                                                                                                                    19,401,676
------------------------------------------------------------------------------------------------------------------------------
 KANSAS--0.1%
           10,000  Burlington, KS Pollution Control
                   (Kansas Gas & Electric Company)                                  7.000        06/01/2031             10,388
------------------------------------------------------------------------------------------------------------------------------
        1,300,000  Lenaxa, KS Multifamily Hsg. (Meadows Apartments)                 7.950        10/15/2035          1,267,500
                                                                                                                --------------
                                                                                                                     1,277,888
------------------------------------------------------------------------------------------------------------------------------
 KENTUCKY--4.9%
        5,955,000  Kenton County, KY Airport Special Facilities
                   (Delta Airlines)                                                 6.125        02/01/2022          5,238,494
------------------------------------------------------------------------------------------------------------------------------
       18,045,000  Kenton County, KY Airport Special Facilities
                   (Delta Airlines)                                                 7.125        02/01/2021         17,630,506
------------------------------------------------------------------------------------------------------------------------------
          100,000  Kenton County, KY Airport Special Facilities
                   (Delta Airlines)                                                 7.250        02/01/2022             99,108
------------------------------------------------------------------------------------------------------------------------------
        3,950,000  Kenton County, KY Airport Special Facilities
                   (Delta Airlines)                                                 7.500        02/01/2012          3,949,329
------------------------------------------------------------------------------------------------------------------------------
       12,810,000  Kenton County, KY Airport Special Facilities
                   (Delta Airlines)                                                 7.500        02/01/2020         12,645,904
------------------------------------------------------------------------------------------------------------------------------
        2,900,000  Morgantown, KY Solid Waste Disposal (Imco Recycling)             6.000        05/01/2023          2,322,668
------------------------------------------------------------------------------------------------------------------------------
        1,200,000  Morgantown, KY Solid Waste Disposal (Imco Recycling)             7.450        05/01/2022          1,154,988
------------------------------------------------------------------------------------------------------------------------------
        5,740,000  Morgantown, KY Solid Waste Disposal (Imco Recycling)             7.650        05/01/2016          5,625,372
                                                                                                                --------------
                                                                                                                    48,666,369
------------------------------------------------------------------------------------------------------------------------------
 LOUISIANA--10.6%
        1,350,000  Epps, LA COP i                                                   8.000        06/01/2018          1,346,126
------------------------------------------------------------------------------------------------------------------------------
        3,800,000  LA CDA (Eunice Student Hsg. Foundation)                          7.375        09/01/2033          3,662,782


12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$         920,000  LA Local Government Environmental Facilities &
                   Community Devel. Authority                                       8.500%       06/01/2038     $      896,871
------------------------------------------------------------------------------------------------------------------------------
          545,000  LA Local Government Environmental Facilities &
                   Community Devel. Authority (Sharlo Apartments)                   8.000        06/20/2028            532,945
------------------------------------------------------------------------------------------------------------------------------
        5,350,000  LA Public Facilities Authority (Progressive Healthcare)          6.375        10/01/2028          4,187,820
------------------------------------------------------------------------------------------------------------------------------
        1,875,000  LA Public Facilities Authority ROLs i                           16.600 r      05/15/2022          2,159,588
------------------------------------------------------------------------------------------------------------------------------
       57,345,000  LA Tobacco Settlement Financing Corp. (TASC)                     5.875        05/15/2039         51,783,682
------------------------------------------------------------------------------------------------------------------------------
        8,070,000  LA Tobacco Settlement Financing Corp. (TASC), Series B           5.500        05/15/2030          7,268,810
------------------------------------------------------------------------------------------------------------------------------
           50,000  Lake Charles, LA Non-Profit HDC Section 8 (Chateau)              7.875        02/15/2025             51,808
------------------------------------------------------------------------------------------------------------------------------
       19,650,000  St. Charles Parish, LA (Louisiana Power & Light Company)         7.500        06/01/2021         19,976,190
------------------------------------------------------------------------------------------------------------------------------
        7,020,000  St. Charles Parish, LA Pollution Control (Union Carbide)         7.350        11/01/2022          6,635,164
------------------------------------------------------------------------------------------------------------------------------
        6,000,000  West Feliciana Parish, LA Pollution Control
                   (Gulf States Utilities Company)                                  9.000        05/01/2015          6,090,960
                                                                                                                --------------
                                                                                                                   104,592,746
------------------------------------------------------------------------------------------------------------------------------
 MAINE--0.9%
        7,395,000  ME Finance Authority Solid Waste Recycling Facilities
                   (Great Northern Paper)                                           7.750        10/01/2022          7,453,125
------------------------------------------------------------------------------------------------------------------------------
        1,675,000  ME Hsg. Authority Mtg. ROLs i                                   17.060 r      11/15/2022          1,859,652
                                                                                                                --------------
                                                                                                                     9,312,777
------------------------------------------------------------------------------------------------------------------------------
 MARYLAND--0.0%
           15,000  Montgomery County, MD HOC (Multifamily Mtg.),
                   Series C                                                         7.150        07/01/2023             15,095
------------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS--0.3%
        1,000,000  MA DFA (Eastern Nazarene College)                                5.625        04/01/2029            755,930
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  MA GO ROLs i                                                    16.810 r      08/01/2027          2,254,920
                                                                                                                --------------
                                                                                                                     3,010,850
------------------------------------------------------------------------------------------------------------------------------
 MICHIGAN--1.4%
          405,000  Detroit, MI HFC (Across The Park Section 8 Elderly Hsg.)         7.875        06/01/2010            410,468
------------------------------------------------------------------------------------------------------------------------------
        2,475,000  MI Higher Education Student Loan Authority RITES i              17.323 r      09/01/2026          2,803,383
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  MI Strategic Fund Limited Obligation
                   (Detroit Edison) ROLS i                                         18.480 r      06/01/2030          2,469,840
------------------------------------------------------------------------------------------------------------------------------
          600,000  Wayne Charter County, MI Airport Facilities
                   (Northwest Airlines)                                             6.000        12/01/2029            501,630
------------------------------------------------------------------------------------------------------------------------------
        5,175,000  Wayne Charter County, MI Airport Facilities
                   (Northwest Airlines)                                             6.750        12/01/2015          4,665,056
------------------------------------------------------------------------------------------------------------------------------
        2,900,000  Wenonah Park Properties, MI (Bay City Hotel)                     7.500        04/01/2033          2,785,508
                                                                                                                --------------
                                                                                                                    13,635,885
------------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--3.0%
        3,330,000  Hubbard County, MN Solid Waste (Potlatch Corp.)                  7.375        08/01/2013          3,346,717
------------------------------------------------------------------------------------------------------------------------------
        3,815,000  International Falls, MN Environmental Facilities
                   (Boise Cascade Corp.)                                            7.200        10/01/2024          3,923,575


13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$       1,130,000  Mahtomedi, MN Multifamily (Briarcliff)                           7.350%       06/01/2036     $    1,159,527
------------------------------------------------------------------------------------------------------------------------------
        2,250,000  Minneapolis & St. Paul, MN Metropolitan Airports
                   Commission (Northwest Airlines)                                  6.500        04/01/2025          2,153,183
------------------------------------------------------------------------------------------------------------------------------
       14,100,000  Minneapolis & St. Paul, MN Metropolitan Airports
                   Commission (Northwest Airlines)                                  7.000        04/01/2025         13,950,963
------------------------------------------------------------------------------------------------------------------------------
          690,000  Rochester, MN Multifamily Hsg. (Eastridge Estates)               7.750        12/15/2034            689,903
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  St. Paul, MN Hsg. & Redevel. Authority
                   (Community of Peace Building Company)                            7.875        12/01/2030          2,203,880
------------------------------------------------------------------------------------------------------------------------------
        2,130,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)           7.000        03/01/2029          2,123,567
                                                                                                                --------------
                                                                                                                    29,551,315
------------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI--0.0%
          320,000  Hinds County, MS Urban Renewal
                   (The Lodge Associates, Ltd.)                                     8.000        10/15/2022            191,754
------------------------------------------------------------------------------------------------------------------------------
 MISSOURI--1.3%
        2,500,000  St. Joseph, MO IDA (Living Community of St. Joseph)              7.000        08/15/2032          2,500,800
------------------------------------------------------------------------------------------------------------------------------
       10,000,000  St. Louis, MO IDA (Kiel Center Multipurpose Arena)               7.875        12/01/2024         10,375,000
                                                                                                                --------------
                                                                                                                    12,875,800
------------------------------------------------------------------------------------------------------------------------------
 MONTANA--0.7%
        6,800,000  MT Board of Investment Exempt Facilities
                   (Stillwater Mining Company)                                      8.000        07/01/2020          6,704,800
------------------------------------------------------------------------------------------------------------------------------
 NEVADA--0.3%
        2,065,000  Clark County, NV Industrial Development RITES i                 17.723 r      12/01/2038          2,481,965
------------------------------------------------------------------------------------------------------------------------------
          215,000  NV Hsg. Division (Single Family Mtg.), Series B                  7.850        10/01/2010            216,236
                                                                                                                --------------
                                                                                                                     2,698,201
------------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE--0.1%
        1,000,000  NH HE&H Facilities Authority (New England College)               5.750        03/01/2009            929,230
------------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY--6.8%
        2,000,000  Middlesex County, NJ Pollution Control Authority
                   (Amerada Hess Corp.)                                             7.875        06/01/2022          2,076,240
------------------------------------------------------------------------------------------------------------------------------
          900,000  NJ EDA (Continental Airlines)                                    5.500        04/01/2028            627,840
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  NJ EDA (Continental Airlines)                                    6.400        09/15/2023            906,310
------------------------------------------------------------------------------------------------------------------------------
        2,375,000  NJ EDA (Continental Airlines)                                    7.000        11/15/2030          2,276,556
------------------------------------------------------------------------------------------------------------------------------
        3,250,000  NJ EDA Retirement Community (Cedar Crest Village)                7.250        11/15/2031          3,317,145
------------------------------------------------------------------------------------------------------------------------------
          890,000  NJ Tobacco Settlement Financing Corp. (TASC)                     5.750        06/01/2032            842,999
------------------------------------------------------------------------------------------------------------------------------
       13,045,000  NJ Tobacco Settlement Financing Corp. (TASC)                     6.000        06/01/2037         11,697,452
------------------------------------------------------------------------------------------------------------------------------
       25,520,000  NJ Tobacco Settlement Financing Corp. (TASC)                     6.125        06/01/2042         23,067,783
------------------------------------------------------------------------------------------------------------------------------
       24,495,000  NJ Tobacco Settlement Financing Corp. (TASC)                     6.250        06/01/2043         22,544,708
                                                                                                                --------------
                                                                                                                    67,357,033

14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK--1.5%
$         500,000  NYC IDA (British Airways)                                        5.250%       12/01/2032     $      380,195
------------------------------------------------------------------------------------------------------------------------------
          200,000  NYC IDA (Northwest Airlines)                                     6.000        06/01/2027            157,552
------------------------------------------------------------------------------------------------------------------------------
        5,045,000  NYC IDA (Polytechnic University)                                 6.000        11/01/2020          4,144,013
------------------------------------------------------------------------------------------------------------------------------
        6,500,000  NYC IDA (Polytechnic University)                                 6.125        11/01/2030          5,135,780
------------------------------------------------------------------------------------------------------------------------------
        5,000,000  NYS DA (MSH/NYU Hospital Center/
                   HJDOI Obligated Group)                                           6.625        07/01/2019          5,118,550
                                                                                                                --------------
                                                                                                                    14,936,090
------------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA--0.1%
          600,000  Charlotte, NC Douglas International Airport Special
                   Facilities (US Airways) i                                        7.750        02/01/2028            466,500
------------------------------------------------------------------------------------------------------------------------------
          420,000  Charlotte, NC Special Facilities
                   (Charlotte/Douglas International Airport)                        5.600        07/01/2027            264,600
                                                                                                                --------------
                                                                                                                       731,100
------------------------------------------------------------------------------------------------------------------------------
 OHIO--0.9%
        2,880,000  Cleveland, OH Airport (Continental Airlines)                     5.375        09/15/2027          2,218,752
------------------------------------------------------------------------------------------------------------------------------
          220,000  Cleveland, OH Airport (Continental Airlines)                     5.700        12/01/2019            182,915
------------------------------------------------------------------------------------------------------------------------------
        6,020,000  Coshocton County, OH Solid Waste Disposal
                   (Stone Container Corp.)                                          7.875        08/01/2013          6,147,744
                                                                                                                --------------
                                                                                                                     8,549,411
------------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA--4.0%
        4,500,000  OK Devel. Finance Authority (Doane Products Company)             6.250        07/15/2023          3,448,395
------------------------------------------------------------------------------------------------------------------------------
        2,500,000  OK Devel. Finance Authority (Inverness Village)                  8.000        02/01/2032          2,477,925
------------------------------------------------------------------------------------------------------------------------------
        1,500,000  Oklahoma City, OK Industrial & Cultural Facilities
                   (Aero Obligated Group)                                           6.750        01/01/2023          1,469,490
------------------------------------------------------------------------------------------------------------------------------
        3,000,000  Ottawa, OK Finance Authority
                   (Doane Products Company)                                         7.250        06/01/2017          2,435,010
------------------------------------------------------------------------------------------------------------------------------
       11,000,000  Tulsa, OK Municipal Airport Trust (American Airlines)            5.375        12/01/2035         10,176,980
------------------------------------------------------------------------------------------------------------------------------
       15,750,000  Tulsa, OK Municipal Airport Trust (American Airlines)            5.800        06/01/2035         15,515,955
------------------------------------------------------------------------------------------------------------------------------
        4,485,000  Tulsa, OK Municipal Airport Trust (American Airlines)            6.250        06/01/2020          3,924,420
                                                                                                                --------------
                                                                                                                    39,448,175
------------------------------------------------------------------------------------------------------------------------------
 OREGON--0.3%
           10,000  Josephine County, OR School District                             6.500        08/01/2009             10,276
------------------------------------------------------------------------------------------------------------------------------
        3,000,000  Port of Portland, OR Special Obligation (Delta Air Lines)        6.200        09/01/2022          2,548,380
                                                                                                                --------------
                                                                                                                     2,558,656
------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--5.6%
        4,360,000  Allegheny County, PA HDA
                   (West Penn Allegheny Health System)                              9.250        11/15/2015          4,724,540
------------------------------------------------------------------------------------------------------------------------------
        6,000,000  Allegheny County, PA HDA
                   (West Penn Allegheny Health System)                              9.250        11/15/2022          6,501,660



15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      31,010,000  Allegheny County, PA HDA
                   (West Penn Allegheny Health System)                              9.250%       11/15/2030     $   33,602,746
------------------------------------------------------------------------------------------------------------------------------
        3,000,000  Beaver County, PA IDA
                   (Cleveland Electric Illuminating Company)                        7.750        07/15/2025          3,254,490
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Chester County, PA H&EFA (Jenners Pond)                          7.750        07/01/2034          1,004,040
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Lawrence County, PA IDA (Shenango Presbyterian Center)           7.500        11/15/2031            953,990
------------------------------------------------------------------------------------------------------------------------------
        5,000,000  PA EDFA (National Gypsum Company)                                6.250        11/01/2027          5,128,500
                                                                                                                --------------
                                                                                                                    55,169,966
------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--5.6%
        2,000,000  RI Hsg. & Mtg. Finance Corp. RITES i                            16.192 r      10/01/2022          2,185,560
------------------------------------------------------------------------------------------------------------------------------
       32,555,000  RI Tobacco Settlement Financing Corp. (TASC)                     6.250        06/01/2042         29,772,850
------------------------------------------------------------------------------------------------------------------------------
        7,580,000  RI Tobacco Settlement Financing Corp. (TASC), Series A           6.000        06/01/2023          7,265,809
------------------------------------------------------------------------------------------------------------------------------
       16,995,000  RI Tobacco Settlement Financing Corp. (TASC), Series A           6.125        06/01/2032         16,015,918
                                                                                                                --------------
                                                                                                                    55,240,137
------------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA--0.6%
        2,250,000  Florence County, SC IDR (Stone Container Corp.)                  7.375        02/01/2007          2,282,985
------------------------------------------------------------------------------------------------------------------------------
        1,965,000  SC Hsg. Finance & Devel. Authority RITES i                      14.940 r      01/01/2023          2,066,826
------------------------------------------------------------------------------------------------------------------------------
            5,000  SC Resource Authority Local Government Program                   7.250        06/01/2020              5,048
------------------------------------------------------------------------------------------------------------------------------
        1,615,000  SC Tobacco Settlement Management Authority, Series B             6.375        05/15/2028          1,536,495
                                                                                                                --------------
                                                                                                                     5,891,354
------------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA--0.3%
        3,585,000  SD Educational Enhancement Funding Corp.
                   Tobacco Settlement                                               6.500        06/01/2032          3,435,039
------------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--0.8%
          100,000  Hamilton County, TN IDB (Park at 58)                             6.700        03/01/2021             87,324
------------------------------------------------------------------------------------------------------------------------------
        4,335,000  McMinn County, TN IDB Pollution Control
                   (Calhoun Newsprint)                                              7.625        03/01/2016          4,338,035
------------------------------------------------------------------------------------------------------------------------------
          150,000  McMinn County, TN IDB Solid Waste
                   (Calhoun Newsprint)                                              7.400        12/01/2022            151,050
------------------------------------------------------------------------------------------------------------------------------
        3,000,000  Metropolitan Knoxville, TN Airport Authority
                   (Northwest Airlines)                                             8.000        04/01/2032          3,013,950
                                                                                                                --------------
                                                                                                                     7,590,359
------------------------------------------------------------------------------------------------------------------------------
 TEXAS--9.1%
          590,000  Bexar County, TX HFC (American Opportunity Hsg.)                 7.500        01/01/2013            591,841
------------------------------------------------------------------------------------------------------------------------------
        1,195,000  Bexar County, TX HFC (American Opportunity Hsg.)                 8.250        12/01/2037          1,137,664
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Bexar County, TX HFC (American Opportunity Hsg.)                 9.250        12/01/2037            942,120
------------------------------------------------------------------------------------------------------------------------------
          230,000  Bexar County, TX HFC (Honey Creek LLC)                           8.000        04/01/2030            229,358
------------------------------------------------------------------------------------------------------------------------------
        4,400,000  Brazos River Authority, TX (TXU Energy Company)                  6.750        10/01/2038          4,795,780
------------------------------------------------------------------------------------------------------------------------------
        8,000,000  Brazos River Authority, TX (TXU Energy Company)                  7.700        04/01/2033          9,106,480
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Dallas, TX Hsg. Corp. (Section 8)                                7.850        08/01/2013          1,021,000


16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$         235,000  Dallas-Fort Worth, TX International Airport
                   (Delta Air Lines)                                                7.625%       11/01/2021     $      211,615
------------------------------------------------------------------------------------------------------------------------------
        6,000,000  Dallas-Fort Worth, TX International Airport RITES i             15.616 r      11/01/2027          6,185,520
------------------------------------------------------------------------------------------------------------------------------
        5,240,000  El Paso, TX Health Facilities Devel. Corp.
                   (Bienvivir Senior Health Services)                               7.750        08/15/2031          5,163,548
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Grapevine, TX IDC (Air Cargo)                                    6.500        01/01/2024          1,032,830
------------------------------------------------------------------------------------------------------------------------------
        4,660,000  Gulf Coast, TX IDA (Citgo Petroleum Corp.)                       7.500        05/01/2025          4,864,155
------------------------------------------------------------------------------------------------------------------------------
        4,000,000  Houston, TX Airport Special Facilities
                   (Continental Airlines)                                           5.700        07/15/2029          3,129,200
------------------------------------------------------------------------------------------------------------------------------
        7,285,000  Houston, TX Airport Special Facilities
                   (Continental Airlines)                                           6.125        07/15/2017          6,414,071
------------------------------------------------------------------------------------------------------------------------------
          190,000  Houston, TX Airport Special Facilities
                   (Continental Airlines)                                           6.125        07/15/2027            158,536
------------------------------------------------------------------------------------------------------------------------------
        2,325,000  Houston, TX Airport Special Facilities
                   (Continental Airlines)                                           6.125        07/15/2027          1,939,980
------------------------------------------------------------------------------------------------------------------------------
       15,750,000  Houston, TX Airport Special Facilities
                   (Continental Airlines)                                           6.750        07/01/2021         14,531,580
------------------------------------------------------------------------------------------------------------------------------
       14,395,000  Houston, TX Airport Special Facilities
                   (Continental Airlines)                                           6.750        07/01/2029         13,018,118
------------------------------------------------------------------------------------------------------------------------------
          900,000  Houston, TX Airport Special Facilities
                   (Continental Airlines)                                           7.375        07/01/2022            883,944
------------------------------------------------------------------------------------------------------------------------------
          115,000  Matagorda County, TX Navigation District
                   (Reliant Energy)                                                 5.950        05/01/2030            115,222
------------------------------------------------------------------------------------------------------------------------------
        1,350,000  Newton County, TX Public Facility Corp. i                        8.000        03/01/2019          1,389,528
------------------------------------------------------------------------------------------------------------------------------
        2,500,000  TX GO RITES i                                                   20.123 r      12/01/2028          3,076,050
------------------------------------------------------------------------------------------------------------------------------
        3,000,000  TX Research Division RITES i                                    18.523 r      06/01/2029          3,550,740
------------------------------------------------------------------------------------------------------------------------------
        2,405,000  TX State Affordable Hsg. Corp.
                   (American Hsg. Foundation)                                       8.000        03/01/2032          2,359,954
------------------------------------------------------------------------------------------------------------------------------
        4,000,000  TX Turnpike Authority ROLs i                                    13.690 r      08/15/2042          4,360,160
                                                                                                                --------------
                                                                                                                    90,208,994
------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--1.0%
          260,000  Guam EDA (Royal Socio Apartments)                                9.500        11/01/2018            236,137
------------------------------------------------------------------------------------------------------------------------------
        9,000,000  Northern Mariana Islands, Series A                               6.750        10/01/2033          9,225,450
------------------------------------------------------------------------------------------------------------------------------
           75,000  Puerto Rico ITEMECF (Mennonite General Hospital)                 6.500        07/01/2012             71,540
                                                                                                                --------------
                                                                                                                     9,533,127
------------------------------------------------------------------------------------------------------------------------------
 UTAH--0.1%
          635,000  Carbon, UT Solid Waste Disposal (Allied Waste Industries)        7.500        02/01/2010            655,542
------------------------------------------------------------------------------------------------------------------------------
 VERMONT--0.3%
        2,905,000  VT HFA, Series B                                                 7.600        12/01/2024          2,909,706
------------------------------------------------------------------------------------------------------------------------------
 VIRGINIA--1.4%
        2,250,000  Bedford County, VA IDA (Georgia-Pacific Corp.)                   6.550        12/01/2025          2,270,295
------------------------------------------------------------------------------------------------------------------------------
           25,000  Giles County, VA IDA (Hoechst Celanese Corp.)                    6.625        12/01/2022             25,096


17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                  MARKET VALUE
        AMOUNT                                                                     COUPON          MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$       1,750,000  Halifax County, VA IDA RITES i                                  18.023% r     06/01/2028     $    2,340,135
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  Hopewell, VA IDA (Stone Container Corp.)                         8.250        05/01/2010          2,044,440
------------------------------------------------------------------------------------------------------------------------------
          205,000  Hopewell, VA IDA (Stone Container Corp.)                         8.250        06/01/2016            209,578
------------------------------------------------------------------------------------------------------------------------------
          200,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                                  0.000 z      08/15/2012            108,764
------------------------------------------------------------------------------------------------------------------------------
        3,500,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                                  5.000        08/15/2010          3,207,995
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                                  5.000        08/15/2011            895,670
------------------------------------------------------------------------------------------------------------------------------
        3,000,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                                  5.250        08/15/2008          2,883,990
------------------------------------------------------------------------------------------------------------------------------
          200,000  Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)                                  5.500        08/15/2028            164,210
                                                                                                                --------------
                                                                                                                    14,150,173
------------------------------------------------------------------------------------------------------------------------------
 WASHINGTON--3.0%
        3,000,000  Chelan County, WA Public Utility District RITES i               17.926 r      01/01/2036          3,729,600
------------------------------------------------------------------------------------------------------------------------------
        3,500,000  Grant County, WA Public Utility District RITES i                15.730 r      01/01/2022          3,875,130
------------------------------------------------------------------------------------------------------------------------------
          340,000  Pilchuck, WA Devel. Public Corp. (B.F. Goodrich Company)         6.000        08/01/2023            341,037
------------------------------------------------------------------------------------------------------------------------------
          100,000  Port Camas, WA Public Industrial Corp.
                   (James River Corp. of VA)                                        6.700        04/01/2023            100,377
------------------------------------------------------------------------------------------------------------------------------
        4,025,000  Port Longview, WA IDC (Weyerhauser Company)                      7.450        02/01/2013          4,113,953
------------------------------------------------------------------------------------------------------------------------------
        1,000,000  Port Seattle, WA Special Facility (Northwest Airlines)           7.125        04/01/2020            997,870
------------------------------------------------------------------------------------------------------------------------------
       10,450,000  Port Seattle, WA Special Facility (Northwest Airlines)           7.250        04/01/2030         10,454,807
------------------------------------------------------------------------------------------------------------------------------
        6,160,000  WA Tobacco Settlement Authority (TASC)                           6.500        06/01/2026          6,091,378
                                                                                                                --------------
                                                                                                                    29,704,152
------------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA--0.1%
        1,000,000  Kanawha County, WV Industrial Devel.
                   (Union Carbide Chemical & Plastics Company)                      8.000        08/01/2020            990,080
------------------------------------------------------------------------------------------------------------------------------
 WISCONSIN--1.7%
       11,965,000  Badger, WI Tobacco Asset Securitization Corp.                    6.125        06/01/2027         11,745,323
------------------------------------------------------------------------------------------------------------------------------
        1,670,000  Badger, WI Tobacco Asset Securitization Corp.                    6.375        06/01/2032          1,574,142
------------------------------------------------------------------------------------------------------------------------------
        1,455,000  Milwaukee, WI (Air Cargo)                                        7.500        01/01/2025          1,465,185
------------------------------------------------------------------------------------------------------------------------------
        2,000,000  WI H&EFA RITES i                                                16.695 r      02/15/2032          2,329,280
------------------------------------------------------------------------------------------------------------------------------
          250,000  WI Lac Courte Oreilles Band of Lake Superior
                   Chippewa Indians                                                 8.000        12/01/2018            251,495
                                                                                                                --------------
                                                                                                                    17,365,425

------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $962,887,838)--104.0%                                                         1,029,681,794
------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(4.0)                                                                      (39,958,064)
                                                                                                                --------------
 NET ASSETS--100.0%                                                                                             $  989,723,730
                                                                                                                ==============



18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FOOTNOTES TO STATEMENT OF INVESTMENTS
i. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
r. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
z. Represents a zero coupon bond.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CCRC     Continuing Care Retirement Community
CDA      Communities Development Authority
CDD      Community Development District
COP      Certificates of Participation
DA       Dormitory Authority
DFA      Development Finance Authority
EDA      Economic Development Authority
EDFA     Economic Development Finance Authority
EFA      Educational Facilities Authority
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
HDA      Hospital Development Authority
HDC      Housing Development Corp.
HE&H     Higher Educational and Health
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HJDOI    Hospital for Joint Diseases Orthopedic
         Institute
HOC      Housing Opportunities Commission
IDA      Industrial Development Agency
IDB      Industrial Development Board
IDC      Industrial Development Corporation
IDR      Industrial Development Revenue
IRS      Inverse Rate Security
ITEMECF  Industrial, Tourist, Educational, Medical
         and Environmental Community Facilities
MSH/NYU  Mount Sinai Hospital/New York University
NYC      New York City
NYS      New York State
RITES    Residual Interest Tax Exempt Security
Res Rec  Resource Recovery Facility
ROLs     Residual Option Longs
TASC     Tobacco Settlement Asset-Backed Bonds

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  JANUARY 31, 2004

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                    MARKET VALUE          PERCENT
---------------------------------------------------------------------------
 Tobacco Settlements                       $  252,353,159             24.5%
 Airlines                                     187,026,115             18.2
 Hospital/Health Care                          82,912,161              8.1
 Electric Utilities                            71,983,354              7.0
 Paper, Containers & Packaging                 68,603,246              6.7
 Adult Living Facilities                       60,585,267              5.9
 Marine/Aviation Facilities                    41,687,193              3.9
 Hotels, Restaurants & Leisure                 37,466,641              3.6
 Gas Utilities                                 34,521,535              3.4
 Special Assessment                            31,556,597              3.1
 Multifamily Housing                           26,405,434              2.6
 General Obligation                            26,152,804              2.5
 Resource Recovery                             22,194,748              2.2
 Higher Education                              17,436,135              1.7
 Single Family Housing                         14,005,118              1.4
 Manufacturing, Non-Durable Goods              13,569,549              1.3
 Highways/Railways                             11,620,789              1.1
 Sports Facility Revenue                       10,375,000              1.0
 Special Tax                                    9,542,280              0.9
 Municipal Leases                               2,735,654              0.3
 Education                                      2,203,880              0.2
 Not-for-Profit Organization                    2,046,520              0.2
 Sales Tax Revenue                              1,474,538              0.1
 Pollution Control                                883,040              0.1
 Manufacturing, Durable Goods                     341,037               --
                                           --------------------------------
 Total                                     $1,029,681,794            100.0%
                                           ================================


19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  January 31, 2004 / Unaudited

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                            PERCENT
---------------------------------------------------------------------------
 AAA                                                                   6.6%
 AA                                                                    2.5
 A                                                                     0.0
 BBB                                                                  36.7
 BB                                                                    8.3
 B                                                                    19.4
 CCC                                                                   0.4
 CC                                                                    0.0
 C                                                                     0.0
 D                                                                     0.0
 Not Rated                                                            26.1
                                                                     ------
 Total                                                               100.0%
                                                                     ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

JANUARY 31, 2004
--------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $962,887,838)--see accompanying statement             $1,029,681,794
--------------------------------------------------------------------------------------------------
 Cash                                                                                     611,848
--------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                              18,926,290
 Shares of beneficial interest sold                                                    14,664,894
 Other                                                                                     12,964
                                                                                     -------------
 Total assets                                                                       1,063,897,790

--------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.8125% at January 31, 2004)                     39,800,000
 Investments purchased                                                                 31,960,720
 Shares of beneficial interest redeemed                                                 1,355,288
 Dividends                                                                                802,681
 Distribution and service plan fees                                                       118,579
 Shareholder communications                                                                39,249
 Transfer and shareholder servicing agent fees                                             35,267
 Trustees' compensation                                                                    26,906
 Other                                                                                     35,370
                                                                                     -------------
 Total liabilities                                                                     74,174,060

--------------------------------------------------------------------------------------------------
 NET ASSETS                                                                          $989,723,730
                                                                                     =============

--------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                     $942,476,812
--------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                      1,674,924
--------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                         (21,221,962)
--------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                            66,793,956
                                                                                     -------------
 NET ASSETS                                                                          $989,723,730
                                                                                     =============


21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $517,393,761 and 44,146,443 shares of beneficial interest outstanding)   $11.72
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                 $12.30
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $267,841,521 and 22,806,255 shares of beneficial
 interest outstanding)                                                    $11.74
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $204,488,448 and 17,471,696 shares of beneficial interest
 outstanding)                                                             $11.70



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------


 FOR THE SIX MONTHS ENDED JANUARY 31, 2004
----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                                              $ 31,716,405

----------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                          1,944,528
----------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                    287,695
 Class B                                                                                  1,003,465
 Class C                                                                                    665,358
----------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                     96,352
 Class B                                                                                     71,767
 Class C                                                                                     46,946
----------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                     14,418
 Class B                                                                                      8,505
 Class C                                                                                      5,462
----------------------------------------------------------------------------------------------------
 Interest expense                                                                           258,743
----------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                 19,291
----------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                      16,806
----------------------------------------------------------------------------------------------------
 Other                                                                                       54,573
                                                                                        ------------
 Total expenses                                                                           4,493,909
 Less reduction to custodian expenses                                                        (1,353)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A               (280)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B               (120)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C                (24)
                                                                                        ------------
 Net expenses                                                                             4,492,132

----------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                   27,224,273

----------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                                         7,066,719
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                    63,530,757

----------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $97,821,749
                                                                                        ============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS              YEAR
                                                                                             ENDED             ENDED
                                                                                  JANUARY 31, 2004          JULY 31,
                                                                                       (UNAUDITED)              2003
---------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                                $ 27,224,273      $ 38,761,209
---------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                7,066,719       (26,526,188)
---------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                  63,530,757          838,016
                                                                                      -------------------------------
 Net increase in net assets resulting from operations                                   97,821,749        13,073,037

---------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                              (14,425,689)       (20,618,983)
 Class B                                                                               (7,449,956)       (10,471,076)
 Class C                                                                               (4,935,514)        (6,339,849)

---------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                               174,381,014       126,779,250
 Class B                                                                                58,123,786       104,651,625
 Class C                                                                                78,995,411        66,891,717

---------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                                        382,510,801       273,965,721
---------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                   607,212,929       333,247,208
                                                                                      -------------------------------
 End of period (including accumulated net investment income
 of $1,674,924 and $1,261,810, respectively)                                          $989,723,730      $607,212,929
                                                                                      ===============================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                          YEAR
                                                              ENDED                                                         ENDED
                                                   JANUARY 31, 2004                                                      JULY 31,
 CLASS A                                                (UNAUDITED)          2003         2002        2001        2000       1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                        $10.64        $11.28       $11.25      $10.76      $11.24     $11.62
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .43           .92          .71         .58         .58        .56
 Net realized and unrealized gain (loss)                       1.08          (.67)         .03         .48        (.45)      (.39)
                                                             ----------------------------------------------------------------------
 Total from investment operations                              1.51           .25          .74        1.06         .13        .17
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                          (.43)         (.89)        (.71)       (.57)       (.57)      (.55)
 Distributions from net realized gain                            --            --           --          --        (.04)        --
                                                             ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                               (.43)         (.89)        (.71)       (.57)       (.61)      (.55)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.72        $10.64       $11.28      $11.25      $10.76     $11.24
                                                             ======================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           14.37%         2.36%        6.89%      10.03%       1.28%      1.36%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $517,394      $306,857     $193,452     $38,827     $34,050    $35,924
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $385,433      $252,496     $ 73,877     $36,900     $34,296    $36,532
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                         7.52%         8.44%        6.61%       5.21%       5.41%      4.78%
 Total expenses                                                0.81%         1.04%        1.06%       0.87%       1.13%      1.13%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                             N/A 3,4       N/A 3       0.89% 5     0.78% 5     0.96% 5    0.95% 5
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         29%           57%         127%         37%         12%        55%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS                                                       YEAR
                                                               ENDED                                                      ENDED
                                                    JANUARY 31, 2004                                                   JULY 31,
 CLASS B                                                 (UNAUDITED)          2003       2002       2001        2000       1999
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                         $10.66        $11.30     $11.27     $10.78      $11.26     $11.64
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .39           .83        .63        .49         .50        .47
 Net realized and unrealized gain (loss)                        1.08          (.66)       .02        .48        (.45)      (.39)
                                                              -------------------------------------------------------------------
 Total from investment operations                               1.47           .17        .65        .97         .05        .08
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                           (.39)         (.81)      (.62)      (.48)       (.49)      (.46)
 Distributions from net realized gain                             --            --         --         --        (.04)        --
                                                              -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                (.39)         (.81)      (.62)      (.48)       (.53)      (.46)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $11.74        $10.66     $11.30     $11.27      $10.78     $11.26
                                                              ===================================================================

---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                            13.91%         1.57%      6.07%      9.19%       0.51%      0.60%

---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                   $267,842      $188,645    $90,547    $20,279     $17,866    $21,524
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $221,717      $141,819    $36,100    $18,445     $19,249    $21,648
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                          6.80%         7.67%      5.85%      4.45%       4.64%      4.02%
 Total expenses                                                 1.57%         1.81%      1.80%      1.62%       1.89%      1.88%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                              N/A 3,4       N/A 3     1.63% 5    1.53% 5     1.72% 5    1.70% 5
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          29%           57%       127%        37%         12%        55%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                                         SIX MONTHS                                                         YEAR
                                                              ENDED                                                        ENDED
                                                   JANUARY 31, 2004                                                     JULY 31,
 CLASS C                                                (UNAUDITED)           2003         2002        2001       2000      1999
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                        $10.63         $11.27       $11.24      $10.75     $11.23    $11.61
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .38            .83          .61         .50        .50       .47
 Net realized and unrealized gain (loss)                       1.08           (.66)         .04         .48       (.45)     (.39)
                                                             ---------------------------------------------------------------------
 Total from investment operations                              1.46            .17          .65         .98        .05       .08
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                          (.39)          (.81)        (.62)       (.49)      (.49)     (.46)
 Distributions from net realized gain                            --             --           --          --       (.04)       --
                                                             ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                               (.39)          (.81)        (.62)       (.49)      (.53)     (.46)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.70         $10.63       $11.27      $11.24     $10.75    $11.23
                                                             =====================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           13.85%          1.59%        6.09%       9.22%      0.51%     0.60%

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $204,488       $111,710      $49,248      $3,410     $2,442    $3,504
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $147,237       $ 85,483      $13,453      $2,552     $2,790    $3,260
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                         6.74%          7.68%        5.88%       4.45%      4.65%     4.02%
 Total expenses                                                1.57%          1.80%        1.80%       1.62%      1.89%     1.88%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                             N/A 3,4        N/A 3       1.63% 5     1.53% 5    1.72% 5   1.70% 5
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         29%            57%         127%         37%        12%       55%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Rochester National Municipals (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 35% of its total assets in


28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
 inverse floaters. Inverse floaters amount to $90,890,793 as of January 31, 2004. Including the effect of leverage, inverse floaters represent 22.70% of the Fund's total assets as of January 31, 2004.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of January 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $21,077,504 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2004 and the year ended July 31, 2003, the Fund used $7,066,719 and $0, respectively, of carryforward to offset capital gains realized.

 As of July 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              --------------------------
                              2009            $1,051,023
                              2010               711,471
                              2011                21,126
                                              ----------
                              Total           $1,783,620
                                              ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2004, the Fund's projected benefit obligations were increased by $6,390 and payments of $2,780 were made to retired trustees, resulting in an accumulated liability of $18,465 as of January 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not


29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JANUARY 31, 2004                YEAR ENDED JULY 31, 2003
                                    SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                           17,849,279        $202,598,715          18,625,393        $199,835,999
 Dividends and/or
 distributions reinvested          589,945           6,665,032             894,340           9,452,007
 Redeemed                       (3,124,901)        (34,882,733)         (7,839,075)        (82,508,756)
                                -----------------------------------------------------------------------
 Net increase                   15,314,323        $174,381,014          11,680,658        $126,779,250
                                =======================================================================

-------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                            6,099,520        $ 69,032,251          12,221,314        $131,305,363
 Dividends and/or
 distributions reinvested          276,275           3,119,629             428,130           4,524,872
 Redeemed                       (1,259,967)        (14,028,094)         (2,972,503)        (31,178,610)
                                -----------------------------------------------------------------------
 Net increase                    5,115,828        $ 58,123,786           9,676,941        $104,651,625
                                =======================================================================

30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                             SIX MONTHS ENDED JANUARY 31, 2004                YEAR ENDED JULY 31, 2003
                                    SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                            8,203,244        $ 92,737,432           8,862,569        $ 95,133,016
 Dividends and/or
 distributions reinvested          221,001           2,494,832             324,517           3,420,609
 Redeemed                       (1,462,459)        (16,236,853)         (3,048,602)        (31,661,908)
                                -----------------------------------------------------------------------
 Net increase                    6,961,786        $ 78,995,411           6,138,484        $ 66,891,717
                                =======================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2004, were $477,008,205 and $192,577,794, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $209,549 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or the asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2004 for Class B and Class C shares was $9,728,387 and $2,451,048, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B         CLASS C
                         CLASS A      CONTINGENT     CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED       DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES  SALES CHARGES   SALES CHARGES
 SIX MONTHS          RETAINED BY     RETAINED BY    RETAINED BY     RETAINED BY
 ENDED               DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------
 January 31, 2004       $616,191          $7,584       $247,620         $21,796

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $91,949,227, which represents 9.29% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the

32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

 Federal Funds Rate plus 0.75%. The rate of the Federal Funds Rate plus 0.625% was effective from August 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $39,800,000 at January 31, 2004 at an interest rate of 1.8125%. For the six months ended January 31, 2004, the average monthly loan balance was $28,658,047 at an average daily interest rate of 1.721%. The Fund had gross borrowings and gross loan repayments of $266,900,000 and $266,300,000, respectively, during the six months ended January 31, 2004. The maximum amount of borrowings outstanding at any month-end was $57,200,000. The Fund paid commitment fees of $3,330 and interest of $253,310 during the six months ended January 31, 2004.


--------------------------------------------------------------------------------
 PORTFOLIO PROXY VOTING
 POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


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ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)